DERIVATIVES (Tables)	12 Months Ended
Dec. 31, 2016
DERIVATIVES [Abstract]
Designated Derivative Assets
As of December 31, 2016, the Company had the following designated derivative instruments classified as derivative assets on the balance sheet (dollars in thousands):

Type	Quantity	Maturity Dates	Hedge Interest Rates	Swap Contract Notional Amount	Fair Value of Derivative Asset	Credit Risk Adjustment	Adjusted Fair Value of Derivative Asset	Gain Recognized in Accumulated Comprehensive Loss	Loss Recognized into Earnings
Interest rate swap contracts	6	11/14/2018-2/15/22	0.90% - 1.18%	$127,411	$1,956	$(32)	$1,924	$1,463	$252
Accrued interest				—	(19)	—	(19)	—	—
Total – designated derivative assets	6			$127,411	$1,937	$(32)	$1,905	$1,463	$252

Designated Derivative Liabilities
As of December 31, 2016, the Company had the following designated derivative instruments classified as derivative liabilities on the balance sheet (dollars in thousands):

Type	Quantity	Maturity Dates	Hedge Interest Rates	Swap Contract Notional Amount	Fair Value of Derivative Liability	Credit Risk Adjustment	Adjusted Fair Value of Derivative Liability	Loss Recognized in Accumulated Comprehensive Loss	Loss Recognized into Earnings
Interest rate swap contracts	10	2/9/18-9/27/25	1.69% - 6.22%	$350,437	$(11,471)	$279	$(11,192)	$(10,286)	$478
Accrued interest				—	(316)	—	(316)	—	—
Total – designated derivative liabilities	10			$350,437	$(11,787)	$279	$(11,508)	$(10,286)	$478

Dedesignated Derivative Liabilities
As of December 31, 2016, the Company had the following dedesignated derivative instruments classified as derivative liabilities on the balance sheet (dollars in thousands):

Type	Quantity	Maturity Dates	Hedge Interest Rates	Swap Contract Notional Amount	Fair Value of Derivative Liability	Credit Risk Adjustment	Adjusted Fair Value of Derivative Liability	Loss Recognized into Earnings
Interest rate swap contracts	2	2/9/2018	1.82% - 1.83%	$295,509	$(1,542)	$16	$(1,526)	$(171)
Accrued interest				—	(247)	—	(247)	—
Total – dedesignated derivative liabilities	2			$295,509	$(1,789)	$16	$(1,773)	$(171)